REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2014
Stockholders Equity Reverse Stock Split [Abstract]
REVERSE STOCK SPLIT
Note 14.   REVERSE STOCK SPLIT
On July 7, 2015, the Company filed an amendment to its Certificate of Incorporation to effectuate a one-for-five reverse stock split to its common stock and to increase its authorized common stock to 150,000,000 shares. The amendments were effective on July 8, 2015 at 11:59 pm. All warrant, option, common stock shares and per share information included herein gives effect to the 1 for 5 reverse split of the Company’s common stock effectuated on July 8, 2015.